WOA ALL ASSET I
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.7%
	EQUITY - 82.7%
48,090	iShares Core MSCI Europe ETF	$ 2,707,948
14,801	iShares MSCI Australia ETF	391,190
12,272	iShares MSCI Emerging Markets ETF	530,887
12,163	iShares MSCI France ETF	440,909
49,512	iShares MSCI Italy ETF	1,799,266
9,390	iShares MSCI Switzerland ETF	452,504
27,973	iShares Russell 2000 ETF	6,765,830
22,056	SPDR S&P 500 ETF Trust	13,289,843
12,978	Vanguard S&P 500 ETF	7,182,674
		33,561,051
	FIXED INCOME - 13.0%
52,271	iShares 0-3 Month Treasury Bond ETF	5,262,644

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,525,622)	38,823,695

	SHORT-TERM INVESTMENT — 4.4%
	MONEY MARKET FUND - 4.4%
1,799,055	First American Treasury Obligations Fund, Class X, 4.55% (Cost $1,799,055)(a)	1,799,055

	TOTAL INVESTMENTS - 100.1% (Cost $31,324,677)	$ 40,622,750
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(44,368)
	NET ASSETS - 100.0%	$ 40,578,382

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt